Condensed Balance Sheets (Parenthetical) (Unaudited) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	25,000,000
Common stock, shares issued	9,677,734	9,715,234	2,324,479
Common stock, shares outstanding	9,677,734	9,715,234	2,324,479
Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		0	10,113,621
Preferred stock, shares issued		0	8,908,600
Preferred stock, shares outstanding		0	8,908,600